Loss Per Share - potentially dilutive outstanding securities were excluded from the computation of diluted net loss per share (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	48,655,145	27,943,081
Convertible Debentures
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	2,343,750	0
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	31,353,086	16,939,093	18,967,724	20,746,432
Public Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	6,854,309	6,899,988	0	0
Private Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	4,104,000	4,104,000	0	0
Retainer Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	4,000,000	0